Restricted Investments - Reconciliation of Movement in Investments Held by Environmental Trust Funds (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial assets [line items]
Restricted investments	R 6,044	R 5,687
Fair value gain through profit and loss	104	219	R 52
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	6,030	5,673	5,244
Interest income	329	258	R 185
Fair value gain through profit and loss	95	184
Dividend received	15	13
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	18	30
Acquisition/(maturity) of Equity-linked deposits	(96)	229
Acquisition/(maturity) of Fixed deposits	(5)	154
Acquisition/(maturity) of Collective investment schemes (unit trusts)	(138)	141
Acquisition/(maturity) of Government bonds	145	0
Net transfer of cash equivalents	93	(524)
Withdrawal of funds for rehabilitation work performed	(99)	(56)
Collective investment scheme (unit trusts)
Disclosure of financial assets [line items]
Restricted investments	R 61	R 198